Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$390,764.57

Principal:
Principal Collections	$9,990,361.13
Prepayments in Full	$3,370,398.19
Liquidation Proceeds	$40,984.02
Recoveries	$82,438.84
Sub Total	$13,484,182.18
Collections	$13,874,946.75

Purchase Amounts:
Purchase Amounts Related to Principal	$88,916.70
Purchase Amounts Related to Interest	$393.89
Sub Total	$89,310.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,964,257.34

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,964,257.34
Servicing Fee	$174,841.01	$174,841.01	$0.00	$0.00	$13,789,416.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,789,416.33
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,789,416.33
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,789,416.33
Interest - Class A-4 Notes	$43,458.80	$43,458.80	$0.00	$0.00	$13,745,957.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,745,957.53
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$13,722,933.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,722,933.36
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$13,704,728.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,704,728.69
Regular Principal Payment	$12,671,685.65	$12,671,685.65	$0.00	$0.00	$1,033,043.04
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,033,043.04
Residual Released to Depositor	$0.00	$1,033,043.04	$0.00	$0.00	$0.00

Total		$13,964,257.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,671,685.65
Total					$12,671,685.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,671,685.65	$93.86	$43,458.80	$0.32	$12,715,144.45	$94.18
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$12,671,685.65	$9.63	$84,687.64	$0.06	$12,756,373.29	$9.69

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$106,429,708.11	0.7883682	$93,758,022.46	0.6945039
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$172,219,708.11	0.1308780	$159,548,022.46	0.1212482

Pool Information
Weighted Average APR	2.274%	2.270%
Weighted Average Remaining Term	23.87	23.08
Number of Receivables Outstanding	16,311	15,788
Pool Balance	$209,809,207.61	$196,193,980.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$198,537,361.17	$185,865,675.52
Pool Factor	0.1482228	0.1386041

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$10,328,304.81
Targeted Overcollateralization Amount	$36,645,957.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,645,957.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$124,567.24
(Recoveries)		62	$82,438.84
Net Loss for Current Collection Period			$42,128.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2410%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1945%
Second Prior Collection Period			(0.0374)%
Prior Collection Period			0.4434%
Current Collection Period			0.2490%
Four Month Average (Current and Prior Three Collection Periods)			0.2124%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,868	$6,460,127.41
(Cumulative Recoveries)			$1,839,792.79
Cumulative Net Loss for All Collection Periods			$4,620,334.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3264%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,458.31
Average Net Loss for Receivables that have experienced a Realized Loss			$2,473.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.25%	237	$4,406,036.18
61-90 Days Delinquent	0.35%	39	$691,914.96
91-120 Days Delinquent	0.10%	9	$199,252.82
Over 120 Days Delinquent	0.22%	19	$437,783.55
Total Delinquent Receivables	2.92%	304	$5,734,987.51

Repossession Inventory:
Repossessed in the Current Collection Period		8	$148,274.07
Total Repossessed Inventory		10	$204,748.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3264%
Prior Collection Period			0.3924%
Current Collection Period			0.4244%
Three Month Average			0.3811%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6774%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	44

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$888,724.33
2 Months Extended	79	$1,613,037.74
3+ Months Extended	25	$420,640.42

Total Receivables Extended	160	$2,922,402.49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer